Accruals, deferred income and other liabilities (Details) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accruals and deferred income		$ 16,277	$ 16,814
Settlement accounts and items in course of transmission to other banks		24,692	35,718
Cash collateral and margin payables		58,040	56,832
Endorsements and acceptances		8,102	7,911
Employee benefit liabilities (Note 5)		1,017	1,160
Reinsurance contract liabilities		701	819
Lease liabilities		2,459	2,813
Other liabilities		19,052	21,834
Accruals, deferred income and other liabilities	[1]	130,340	143,901
Financial liabilities at amortised cost		$ 122,051	$ 136,696

[1]	In 2023 ‘Items in the course of collection from other banks’ ($6.3bn) were presented on the face of the balance sheet but are now reported within
‘Prepayments, accrued income and other assets’ in the Annual Report and Accounts 2024. Similarly, ‘Items in the course of transmission to other banks’ ($7.3bn) are now presented within ‘Accruals, deferred income and other liabilities’.